Introduction and overview of Group's risk management - Fair value estimation (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	$ 3,410,308	$ 2,899,340
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	2,609,090	2,203,209
Fair value	2,668,792	2,230,846
Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	2,609,090	2,203,209
Bank and bond borrowings | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	2,609,090	2,203,209
Fair value	$ 2,668,792	$ 2,230,846